TAXES (Details 1)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXES
China Income tax statutory rate	25.00%	25.00%	25.00%
Permanent difference	1.10%	0.60%	0.40%
Effect of PRC preferential tax rate	(9.90%)	(10.00%)	(10.00%)
Non-PRC entities not subject to PRC income tax	15.40%	4.50%	10.90%
Effective tax rate	31.60%	20.10%	26.30%